UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rima Management, L.L.C.

Address:  110 East 55th Street, Suite 1600
          New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George Malikotsis
Title:    Vice President
Phone:    (514) 281-8082

Signature, Place and Date of Signing:


/s/ George Malikotsis                New York, NY            April 28, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   100,206
                                          -------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name

1.   028-11888                Senvest International LLC

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COL 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE SHARED   NONE
--------------                 --------------    -----       -------   -------   --- ----    ----------    -----  ---- ------   ----
AEGON N V                      NY REGISTRY SH   007924103     38          10,000 SH        SHARED-DEFINED  1              10,000
ALLIED CAP CORP NEW            COM              01903Q108     72          45,100 SH        SHARED-DEFINED  1              45,100
ALVARION LTD                   SHS              M0861T100     67          20,184 SH        SHARED-DEFINED  1              20,184
AMICAS INC                     COM              001712108     37          18,256 SH        SHARED-DEFINED  1              18,256
AMPAL AMERN ISRAEL CORP        CL A             032015109     21          12,300 SH        SHARED-DEFINED  1              12,300
ANWORTH MORTGAGE ASSET CP      COM              037347101    522          85,082 SH        SHARED-DEFINED  1              85,082
ASCENT MEDIA CORP              COM SER A        043632108   2787         111,493 SH        SHARED-DEFINED  1             111,493
AUDIOCODES LTD                 ORD              M15342104   3378       2,886,828 SH        SHARED-DEFINED  1           2,886,828
AUTHENTEC INC                  COM              052660107     37          25,017 SH        SHARED-DEFINED  1              25,017
AVIGEN INC                     COM              053690103     59          48,480 SH        SHARED-DEFINED  1              48,480
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    247          18,518 SH        SHARED-DEFINED  1              18,518
BBVA BANCO FRANCES S A         SPONSORED ADR    07329M100    175          68,900 SH        SHARED-DEFINED  1              68,900
CARDIOME PHARMA CORP           COM NEW          14159U202   3511       1,198,275 SH        SHARED-DEFINED  1           1,198,275
CASUAL MALE RETAIL GRP INC     COM              148711104    784       1,600,110 SH        SHARED-DEFINED  1           1,600,110
CEVA INC                       COM              157210105   6520         895,576 SH        SHARED-DEFINED  1             895,576
CIT GROUP INC                  COM              125581108    569         199,735 SH        SHARED-DEFINED  1             199,735
CIT GROUP INC                  8.75%PFD SER C   125581603   1520          79,185 SH        SHARED-DEFINED  1              79,185
CLARIENT INC                   COM              180489106    648         288,184 SH        SHARED-DEFINED  1             288,184
CONTINENTAL RESOURCES INC      COM              212015101    641          30,200 SH        SHARED-DEFINED  1              30,200
CUISINE SOLUTIONS INC          COM              229904107     14          25,100 SH        SHARED-DEFINED  1              25,100
DESIGN WITHIN REACH INC        COM              250557105     17          31,150 SH        SHARED-DEFINED  1              31,150
ECTEL LTD                      ORD              M29925100     76         216,366 SH        SHARED-DEFINED  1             216,366
ELRON ELECTR INDS LTD          ORD              290160100     50          21,000 SH        SHARED-DEFINED  1              21,000
FIFTH STREET FINANCE CORP      COM              31678A103   1694         218,800 SH        SHARED-DEFINED  1             218,800
FORESTAR GROUP INC             COM              346233109   1179         154,068 SH        SHARED-DEFINED  1             154,068
GENCO SHIPPING & TRADING LTD   SHS              Y2685T107    432          35,000 SH        SHARED-DEFINED  1              35,000
GENERAL ELECTRIC CO            COM              369604103   3923         388,000 SH        SHARED-DEFINED  1             388,000
GENERAL MARITIME CORP NEW      SHS              Y2693R101   1988         283,992 SH        SHARED-DEFINED  1             283,992
GENWORTH FINL INC              COM CL A         37247D106   5979       3,146,660 SH        SHARED-DEFINED  1           3,146,660
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108    115         328,491 SH        SHARED-DEFINED  1             328,491
IMMERSION CORP                 COM              452521107    378         128,895 SH        SHARED-DEFINED  1             128,895
INTERNATIONAL ROYALTY CORP     COM              460277106    787         391,500 SH        SHARED-DEFINED  1             391,500
IRWIN FINL CORP                COM              464119106     26          13,300 SH        SHARED-DEFINED  1              13,300
JACADA LTD                     ORD              M6184R101    924         288,721 SH        SHARED-DEFINED  1             288,721
LEGG MASON INC                 COM              524901105    649          40,800 SH        SHARED-DEFINED  1              40,800
LEXINGTON REALTY TRUST         COM              529043101    175          12,600 SH        SHARED-DEFINED  1              12,600
LIGAND PHARMACEUTICALS INC     CL B             53220K207    148          49,509 SH        SHARED-DEFINED  1              49,509
LUNDIN MINING CORP             COM              550372106    100          50,000 SH        SHARED-DEFINED  1              50,000
MAGAL SECURITY SYS LTD         ORD              M6786D104     46          11,100 SH        SHARED-DEFINED  1              11,100
MERIDIAN RESOURCE CORP         COM              58977Q109     23         110,041 SH        SHARED-DEFINED  1             110,041
MORGAN STANLEY                 COM NEW          617446448    383          16,800 SH        SHARED-DEFINED  1              16,800
MRV COMMUNICATIONS INC         COM              553477100      5          15,173 SH        SHARED-DEFINED  1              15,173
MULTIBAND CORP                 COM NEW          62544X209     58          29,100 SH        SHARED-DEFINED  1              29,100
NEUROMETRIX INC                COM              641255104     16          10,576 SH        SHARED-DEFINED  1              10,576
NII HLDGS INC                  CL B NEW         62913F201   2586         172,418 SH        SHARED-DEFINED  1             172,418
NORTHSTAR RLTY FIN CORP        COM              66704R100   2015         868,488 SH        SHARED-DEFINED  1             868,488
NOVA MEASURING INSTRUMENTS L   COM              M7516K103    741       1,059,080 SH        SHARED-DEFINED  1           1,059,080
ODYSSEY MARINE EXPLORATION I   COM              676118102     39          11,510 SH        SHARED-DEFINED  1              11,510
ORBOTECH LTD                   ORD              M75253100    184          48,579 SH        SHARED-DEFINED  1              48,579
PHILLIPS VAN HEUSEN CORP       COM              718592108    338          14,884 SH        SHARED-DEFINED  1              14,884
QUICKLOGIC CORP                COM              74837P108    123          68,949 SH        SHARED-DEFINED  1              68,949
QUIKSILVER INC                 COM              74838C106   2885       2,253,524 SH        SHARED-DEFINED  1           2,253,524
RADIAN GROUP INC               COM              750236101   1717         943,216 SH        SHARED-DEFINED  1             943,216
RADVISION LTD                  ORD              M81869105    490          98,121 SH        SHARED-DEFINED  1              98,121
RADWARE LTD                    ORD              M81873107   8306       1,427,178 SH        SHARED-DEFINED  1           1,427,178
RAM ENERGY RESOURCES INC       COM              75130P109   1108       1,518,319 SH        SHARED-DEFINED  1           1,518,319
RAMTRON INTL CORP              COM NEW          751907304    142         143,631 SH        SHARED-DEFINED  1             143,631
RETAIL VENTURES INC            COM              76128Y102     51          33,600 SH        SHARED-DEFINED  1              33,600
RF MICRODEVICES INC            COM              749941100     27          20,000 SH        SHARED-DEFINED  1              20,000
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879    113          18,100 SH        SHARED-DEFINED  1              18,100
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739    863         149,247 SH        SHARED-DEFINED  1             149,247
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796   1813         315,777 SH        SHARED-DEFINED  1             315,777
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    944         168,209 SH        SHARED-DEFINED  1             168,209
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762   1594         287,179 SH        SHARED-DEFINED  1             287,179
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    591          94,590 SH        SHARED-DEFINED  1              94,590
SANDISK CORP                   COM              80004C101   7018         554,803 SH        SHARED-DEFINED  1             554,803
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5   1219       2,000,000 SH        SHARED-DEFINED  1           2,000,000
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR    82706C108    148          53,400 SH        SHARED-DEFINED  1              53,400
SUMTOTAL SYS INC               COM              866615107    499         295,064 SH        SHARED-DEFINED  1             295,064
SUPERTEX INC                   COM              868532102   8329         360,566 SH        SHARED-DEFINED  1             360,566
TLC VISION CORP                COM              872549100      1          10,000 SH        SHARED-DEFINED  1              10,000
TREE COM INC                   COM              894675107    978         211,765 SH        SHARED-DEFINED  1             211,765
TTI TEAM TELECOM INTL LTD      ORD              M88258104    773       1,332,005 SH        SHARED-DEFINED  1           1,332,005
US GOLD CORPORATION            COM PAR $0.10    912023207    265         130,000 SH        SHARED-DEFINED  1             130,000
VICOR CORP                     COM              925815102   2000         409,096 SH        SHARED-DEFINED  1             409,096
VIRTUS INVT PARTNERS INC       COM              92828Q109   1071         164,465 SH        SHARED-DEFINED  1             164,465
WYNDHAM WORLDWIDE CORP         COM              98310W108   3315         789,321 SH        SHARED-DEFINED  1             789,321
XL CAP LTD                     CL A             G98255105   7108       1,301,835 SH        SHARED-DEFINED  1           1,301,835
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